Related Party Transactions - Secured convertible debenture (Details) - USD ($)						6 Months Ended
	Mar. 15, 2022	Mar. 14, 2022	Nov. 10, 2021	Nov. 03, 2021	Jul. 26, 2021	Jun. 30, 2022	Nov. 03, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Share price (in $ per share)		$ 2.50	$ 2.50		$ 0.53
Issuance of shares upon conversion of note						$ 6,559,000
Halo Collective, Inc
Disclosure of transactions between related parties [line items]
Loans and Borrowings	$ 6,582,980							$ 6,716,190
Interest rate								1.00%
Issuance of shares upon conversion of note	1,645,745
Share price (in $ per share)	$ 4
Issuance of shares upon conversion of note	$ 6,559,294
Accrued interest	23,686
Balance	$ 6,582,980							$ 6,716,190
Halo Collective, Inc | Secured convertible debenture
Disclosure of transactions between related parties [line items]
Face amount				$ 6,559,294
Loan term				6 months
Interest rate							1.00%